Remuneration of Auditors	12 Months Ended
Jun. 30, 2018
Remuneration of Auditors

NOTE 22. REMUNERATION OF AUDITORS

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Audit fees PricewaterhouseCoopers Australia
Audit or review of the financial report	258,570	234,250	232,000
Other audit and assurance services in relation to regulatory filings overseas	—	200,000	209,741

Total remuneration of PricewaterhouseCoopers Australia	258,570	434,250	441,741